Long-Term Debt (Details Narrative) (10-K) - USD ($)	Sep. 05, 2019	May 01, 2019	Apr. 02, 2019	Dec. 07, 2018	Aug. 02, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Senior Secured Amortizing Credit Facility [Member]
Debt issuance costs						$ 22,098	$ 22,737		$ 25,293
Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings	$ 4,128,000
Debt description	The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs							94,105
Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate	2.00%
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Debt issuance costs						17,935	19,044	$ 21,263
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings					$ 750,000
Debt description					Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018).
Debt instrument, interest rate					5.00%
Debt issuance costs								22,188
Southwestern Montana Financial Center, Inc. [Member]
Debt issuance costs						15,243	16,685
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings			$ 1,136,000
Debt description			The Term Loan is secured by certain assets of the Company. The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs							28,849
Southwestern Montana Financial Center, Inc. [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate			2.00%
Fortman Insurance Agency, LLC [Member]
Debt issuance costs						$ 51,385	54,293
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Borrowings		$ 2,648,000
Debt description		The borrowing rate under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date.
Debt issuance costs							$ 58,171
Fortman Insurance Agency, LLC [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member]
Debt instrument, interest rate		2.00%
Commercial Coverage Solutions, LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Borrowings				$ 1,025,000
Debt description				The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date.
Debt issuance costs								$ 25,506
Commercial Coverage Solutions, LLC [Member] | Oak Street Funding LLC [Member] | Prime Plus [Member] | Senior Secured Amortizing Credit Facility [Member]
Debt instrument, interest rate				1.50%